Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents (Note 3)	$ 12,979	$ 9,817
Short-term investments (Note 4)	31	28
Other receivables and prepaid expenses	428	469
Total Current Assets	13,438	10,314
Restricted cash (Note 6)	2,075	2,075
Property, plant and equipment (Note 7)	654	710
Exploration and evaluation assets (Note 8)	5,398	5,398
Total Assets	21,565	18,497
Current
Accounts payable	1,258	328
Accrued and other liabilities (Note 11(b)(ii))	389	473
Total Current Liabilities	1,647	801
Loan payable (Note 9)	12,417	0
Decommissioning provision (Note 10)	1,834	1,797
Total Liabilities	15,898	2,598
SHAREHOLDERS' EQUITY
Share capital (Note 11)	114,618	114,618
Reserves (Note 12)	16,715	15,873
Deficit	(125,666)	(114,592)
Total Shareholders’ Equity	5,667	15,899
Total Liabilities and Shareholders’ Equity	$ 21,565	$ 18,497